NUVEEN FLORIDA                                                            NUVEEN
INSURED UNIT TRUST 235                                                       894


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: October 7, 1996
ESTIMATED CURRENT RETURN:
4.99 - 5.20%
ESTIMATED LONG-TERM RETURN:
5.08 - 5.35%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal income tax. Capital
                gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    27.0 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $98.81 to $95.89 depending on the purchase amount
Cusip           6706H4 851 monthly payment plan
Numbers         6706H4 869 quarterly payment plan
                6706H4 877 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Florida

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2014-16                                             2.1%
2017-19                                            14.3%
2020-22                                            24.3%
2023-25                                            33.6%
2026+                                              25.7%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 10/04/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.99%
     Tax Equivalent Yield                          7.80%

Treasury Bonds
     Yield                                         6.83%
     Tax Equivalent Yield

Corporate Bonds

     Yield                   7.65%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 10/03/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 10/03/96. ASSUMES 36.0% FEDERAL INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS FLORIDA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  State of Florida, State Board of Education, Public Education Capital Outlay  2005 at 101 AAA   Aaa
              Bonds, 1994 Series C, 5.60% Due 6/1/25. (General Obligation Bonds.)
     500,000  Canaveral Port Authority (Florida), Port Improvement Revenue Refunding      2006 at 102  AAA   Aaa
              Bonds, Series 1996B, 5.625% Due 6/1/21.
     500,000  Okeechobee Utility Authority (Florida), Utility System Acquisition and      2005 at 102  AAA   Aaa
              Improvement Revenue Bonds, Series 1995, 5.60% Due 10/1/25.
     500,000  Port of Palm Beach District (Palm Beach County, Florida), Revenue           2006 at 101  AAA   Aaa
              Improvement Bonds, Series 1996 A, 5.50% Due 9/1/19. (When issued.)
      75,000  The School Board of Seminole County, Florida, Certificates of               2005 at 101  AAA   Aaa
              Participation, Series 1995A, 5.125% Due 7/1/15.
     500,000  City of Sunrise, Florida, Utility System Revenue Bonds, Series 1996A, 5.75%  2006 at 101 AAA   Aaa
              Due 10/1/26.
     250,000  City of Tampa, Florida, Utilities Tax Improvement Bonds, Series 1996, 0.00%  No Optional AAA   Aaa
              Due 4/1/21. (Original issue discount bonds delivered on or about July 2,        Call
              1996 at a price of 21.962% of principal amount.)
     400,000  Volusia County Educational Facilities Authority (Florida), Educational      2006 at 102  AAA   Aaa
              Facilities Revenue Bonds (Stetson University, Inc. Project), Series 1996A,
              5.50% Due 6/1/26. (When issued.)
     100,000  Volusia County Educational Facilities Authority (Florida), Educational      2006 at 102  AAA   Aaa
              Facilities Refunding Revenue Bonds (Stetson University, Inc. Project),
              Series 1996B, 5.50% Due 6/1/22. (When issued.)
     175,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            10 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 10/04/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $     98.81     4.90 %      4.99%   5.08%   5.02%   5.12%   5.04%   5.14 %
 500 / $50,000               98.66     4.75        5.00    5.08    5.03    5.12    5.05    5.14
 1,000 / $100,000            98.40     4.50        5.01    5.11    5.05    5.15    5.07    5.17
 2,500 / $250,000            98.14     4.25        5.03    5.12    5.06    5.16    5.08    5.18
 5,000 / $500,000            97.38     3.50        5.07    5.18    5.10    5.22    5.12    5.24
 10,000 / $1,000,000         96.88     3.00        5.09    5.21    5.12    5.26    5.14    5.27
 25,000 / $2,500,000         96.38     2.50        5.12    5.25    5.15    5.29    5.17    5.31
 50,000 / $5,000,000         95.89     2.00        5.14    5.29    5.18    5.33    5.20    5.35

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      28.0%   31.0%   36.0%      39.6%
         4.99  % 6.93%   7.23%   7.80%      8.26 %
         5.00    6.94    7.25    7.81       8.28
         5.01    6.96    7.26    7.83       8.29
         5.03    6.99    7.29    7.86       8.33
         5.07    7.04    7.35    7.92       8.39
         5.09    7.07    7.38    7.95       8.43
         5.12    7.11    7.42    8.00       8.48
         5.14    7.14    7.45    8.03       8.51

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 11/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                11/15/96   $   .3288
 Monthly plan           12/15/96       .4110   $ 4.9331
 Quarterly plan          2/15/97      1.2411
                         5/15/97      1.2411     4.9651
 Semi-annual plan        5/15/97      2.4912
                        11/15/97      2.4912     4.9841
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 98.85 =   101.163
 investment       offering price     # of units
 (as of           and accrued        purchased
 10/04/96)        interest
 101.163      X   $4.9331        =   $499.05
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN GEORGIA                                                            NUVEEN
INSURED UNIT TRUST 53                                                        894


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: October 7, 1996
ESTIMATED CURRENT RETURN:
4.94 - 5.14%
ESTIMATED LONG-TERM RETURN:
4.95 - 5.23%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    24.4 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $102.31 to $99.29 depending on the purchase amount
Cusip           67102H 108 monthly payment plan
Numbers         67102H 116 quarterly payment plan
                67102H 124 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Georgia

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2015-17                                            25.0%
2018-20                                            28.6%
2021-23                                            14.3%
2024+                                              32.1%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 10/04/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         4.94%
     Tax Equivalent Yield                          8.23%

Treasury Bonds
     Yield                                         6.83%
     Tax Equivalent Yield                          7.27%

Corporate Bonds
     Yield                   7.65%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 10/03/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 10/03/96. ASSUMES 40.0% FEDERAL AND STATE INCOME TAX RATE AND A 6% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS GEORGIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Municipal Electric Authority of Georgia, Power Revenue Bonds, Series CC,    2004 at 102  AAA   Aaa
              4.75% Due 1/1/19. (Original issue discount bonds delivered on or about
              December 29, 1993 at a price of 91.50% of principal amount.)
     500,000  City of Atlanta, Georgia, Water and Sewerage Revenue Bonds, Series 1993,    2004 at 102  AAA   Aaa
              5.00% Due 1/1/15.
     500,000  Cherokee County (Georgia), Water and Sewerage Authority, Water and Sewerage  No Optional AAA   Aaa
              Revenue Bonds, Refunding and Improvements Series 1993, 5.50% Due 8/1/23.        Call
     500,000  Cobb-Marietta Coliseum and Exhibit Hall Authority (Georgia), Revenue        No Optional  AAA   Aaa
              Refunding Bonds, Series 1993, 5.625% Due 10/1/26.                               Call
     500,000  DeKalb County, Georgia, General Obligation Refunding Bonds, 5.25% Due       2004 at 102  AAA   Aaa
              1/1/20.
     300,000  Development Authority of DeKalb County (Georgia), Tax-Exempt Revenue Bonds  2005 at 101  AAA   Aaa
              (Emory University Project), Series 1995A, 5.375% Due 11/1/25.
     375,000  Newton County School District (Georgia), General Obligation Bonds, Series   2006 at 102  AAA   Aaa
              1996, 5.625% Due 2/1/16.
     325,000  Commonwealth of Puerto Rico, Public Improvement Bonds of 1996 (General      2006 at 101  AAA   Aaa
              Obligation Bonds.), 5.40% Due 7/1/25.                                           1/2
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            8 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 10/04/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    102.31     4.90 %      4.94%   4.95%   4.97%   4.99%   4.99%   5.01 %
 500 / $50,000              102.15     4.75        4.95    4.96    4.98    5.00    5.00    5.02
 1,000 / $100,000           101.88     4.50        4.96    4.98    4.99    5.02    5.01    5.04
 2,500 / $250,000           101.62     4.25        4.97    5.00    5.01    5.04    5.02    5.06
 5,000 / $500,000           100.83     3.50        5.01    5.06    5.04    5.10    5.06    5.12
 10,000 / $1,000,000        100.31     3.00        5.04    5.09    5.07    5.13    5.09    5.15
 25,000 / $2,500,000         99.79     2.50        5.07    5.13    5.10    5.17    5.12    5.19
 50,000 / $5,000,000         99.29     2.00        5.09    5.17    5.12    5.21    5.14    5.23

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      32.5%   35.0%   40.0%      43.0%
         4.94  % 7.32%   7.60%   8.23%      8.67 %
         4.95    7.33    7.62    8.25       8.68
         4.96    7.35    7.63    8.27       8.70
         4.97    7.36    7.65    8.28       8.72
         5.01    7.42    7.71    8.35       8.79
         5.04    7.47    7.75    8.40       8.84
         5.07    7.51    7.80    8.45       8.89
         5.09    7.54    7.83    8.48       8.93

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 11/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                11/15/96   $   .3369
 Monthly plan           12/15/96       .4212   $ 5.0548
 Quarterly plan          2/15/97      1.2717
                         5/15/97      1.2717     5.0868
 Semi-annual plan        5/15/97      2.5524
                        11/15/97      2.5524     5.1058
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 102.35 =  97.703
 investment       offering price     # of units
 (as of           and accrued        purchased
 10/04/96)        interest
 97.703       X   $5.0548        =   $493.87
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN PENNSYLVANIA                                                       NUVEEN
INSURED UNIT TRUST 217                                                       894


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: October 7, 1996
ESTIMATED CURRENT RETURN:
5.04 - 5.25%
ESTIMATED LONG-TERM RETURN:
5.09 - 5.35%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    28.1 years
Call Protection Earliest ordinary optional call is 2005
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.59 to $97.61 depending on the purchase amount
Cusip           6706H8 738 monthly payment plan
Numbers         6706H8 746 quarterly payment plan
                6706H8 753 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Pennsylvania

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2016-20                                            14.2%
2021-25                                            42.9%
2026+                                              42.9%
The earliest ordinary optional call date is 2005

YIELD COMPARISON AS OF 10/04/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.04%
     Tax Equivalent Yield                          8.13%

Treasury Bonds
     Yield                                         6.83%
     Tax Equivalent Yield                          7.03%

Corporate Bonds
     Yield                   7.65%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 10/03/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 10/03/96. ASSUMES 38.0% FEDERAL AND STATE INCOME TAX RATE AND A 2.8% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS PENNSYLVANIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Pennsylvania Higher Educational Facilities Authority (Commonwealth of Penn-  2006 at 101 AAA   Aaa
              sylvania), The University of Pennsylvania Health Services, Revenue Bonds,
              Series A of 1996, 5.75% Due 1/1/22.
     500,000  Allegheny County Hospital Development Authority (Pennsylvania), Health      2005 at 102  AAA   Aaa
              Center Revenue Bonds, Series of 1995 (University of Pittsburgh Medical
              Center System), 5.375% Due 12/1/25.
     250,000  County of Berks, Pennsylvania, General Obligation Bonds, Second Series of   No Optional  AAA   Aaa
              1993, 0.00% Due 5/15/16. (Original issue discount bonds delivered on or         Call
              about November 10, 1993 at a price of 28.838% of principal amount.)
     500,000  Lehigh County Industrial Development Authority, Pollution Control Revenue   2005 at 102  AAA   Aaa
              Refunding Bonds, 1995 Series A (Pennsylvania Power & Light Company
              Project), 6.15% Due 8/1/29.
     500,000  Luzerne County Flood Protection Authority (Pennsylvania), Guaranteed Flood  2006 at 100  AAA   Aaa
              Protection Bonds, Series of 1996, 5.65% Due 7/15/26. (General Obligation
              Bonds.)
     250,000  City of Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds,     2005 at 102  AAA   Aaa
              Series 1995, 5.60% Due 8/1/18.
     500,000  Pittsburgh (Pennsylvania), Water and Sewer Authority, Water and Sewer       2005 at 100  AAA   Aaa
              System First Lien Revenue Bonds, Series A of 1995, 5.65% Due 9/1/25.
     500,000  West Mifflin Sanitary Sewer Municipal Authority (Allegheny County,          2006 at 100  AAA   Aaa
              Pennsylvania), Guaranteed Sewer Revenue Bonds, Series of 1996, 5.80% Due
              8/1/26.
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            8 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 10/04/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.59     4.90 %      5.04%   5.09%   5.07%   5.12%   5.09%   5.14 %
 500 / $50,000              100.43     4.75        5.05    5.10    5.08    5.13    5.10    5.15
 1,000 / $100,000           100.17     4.50        5.06    5.12    5.09    5.15    5.11    5.17
 2,500 / $250,000            99.91     4.25        5.07    5.14    5.11    5.17    5.12    5.19
 5,000 / $500,000            99.13     3.50        5.11    5.19    5.15    5.22    5.16    5.24
 10,000 / $1,000,000         98.62     3.00        5.14    5.23    5.17    5.26    5.19    5.28
 25,000 / $2,500,000         98.11     2.50        5.17    5.27    5.20    5.30    5.22    5.31
 50,000 / $5,000,000         97.61     2.00        5.19    5.30    5.23    5.33    5.25    5.35

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      30.0%   33.0%   38.0%      41.5%
         5.04  % 7.20%   7.52%   8.13%      8.62 %
         5.05    7.21    7.54    8.15       8.63
         5.06    7.23    7.55    8.16       8.65
         5.07    7.24    7.57    8.18       8.67
         5.11    7.30    7.63    8.24       8.74
         5.14    7.34    7.67    8.29       8.79
         5.17    7.39    7.72    8.34       8.84
         5.19    7.41    7.75    8.37       8.87

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 11/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                11/15/96   $   .3379
 Monthly plan           12/15/96       .4224   $ 5.0688
 Quarterly plan          2/15/97      1.2744
                         5/15/97      1.2744     5.1008
 Semi-annual plan        5/15/97      2.5596
                        11/15/97      2.5596     5.1198
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.63 =  99.373
 investment       offering price     # of units
 (as of           and accrued        purchased
 10/04/96)        interest
 99.373       X   $5.0688        =   $503.70
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)